Document and Entity Information	Oct. 31, 2026
Document And Entity Information [Line Items]
Entity Address, Country	US
Amendment Flag	false
Entity Central Index Key	0002092897
Document Type	8-K
Document Period End Date	Oct. 31, 2026
Entity Registrant Name	ARMADA ACQUISITION CORP. III
Entity Incorporation State Country Code	E9
Entity File Number	001-43132
Entity Tax Identification Number	98-1885131
Entity Address, Address Line One	1760 Market Street
Entity Address, Address Line Two	Suite 602
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(212)
Local Phone Number	543-6886
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share Par Value 0.0001 Per Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	AACIU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share, included as part of the units
Trading Symbol	AACI
Security Exchange Name	NASDAQ
Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AACIW
Security Exchange Name	NASDAQ